Plant, Property and Equipment	12 Months Ended
Dec. 31, 2012
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2012	2011
Land	–	$859	$862
Buildings and equipment	15-45	22,909	21,969
Central office and other network equipment	3-15	113,262	107,322
Cable, poles and conduit	11-50	53,761	67,190
Leasehold improvements	5-20	5,404	5,030
Work in progress	–	4,126	3,417
Furniture, vehicles and other	3-20	9,254	9,836

		209,575	215,626
Less accumulated depreciation		120,933	127,192

Total		$88,642	$88,434